GOODWILL (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 24.8	754.0	284.0
Goodwill acquired			470
Foreign currency translation adjustment	(0.1)	(4.0)
Balance at the end of the period	$ 24.7	750.0	754.0